Debt (Details Narrative One)																												1 Months Ended			2 Months Ended	3 Months Ended		12 Months Ended
	Dec. 15, 2025 USD ($)	Dec. 03, 2025 USD ($)	Oct. 27, 2025 USD ($) $ / shares shares	Oct. 14, 2025 USD ($) Tradingday $ / shares	Sep. 16, 2025 USD ($) $ / shares	Sep. 12, 2025 USD ($)	Aug. 11, 2025 USD ($) shares	Jul. 23, 2025 USD ($) shares	Jul. 22, 2025 USD ($) shares	Jun. 12, 2025 USD ($)	Apr. 17, 2025 USD ($)	Feb. 07, 2025 USD ($)	Jan. 30, 2025 USD ($)	Dec. 15, 2024 USD ($)	Dec. 12, 2024 USD ($)	Dec. 10, 2024 USD ($)	Sep. 24, 2024 USD ($)	Sep. 23, 2024 USD ($) $ / shares shares	Sep. 20, 2024 USD ($)	Sep. 13, 2024 USD ($)	Sep. 05, 2024 USD ($) shares	Jul. 22, 2024 USD ($)	May 31, 2024 USD ($)	May 22, 2024 USD ($)	Mar. 26, 2024 USD ($)	Feb. 05, 2024 USD ($) shares	Dec. 14, 2023 USD ($) $ / shares	Oct. 31, 2024 USD ($) $ / shares shares	Sep. 30, 2024	Feb. 29, 2024 USD ($)	Dec. 31, 2025 USD ($) $ / shares shares	Mar. 31, 2026 USD ($) Tradingday $ / shares	Mar. 31, 2025 USD ($) $ / shares	Dec. 31, 2025 USD ($) $ / shares	Dec. 31, 2024 USD ($) $ / shares shares	Mar. 27, 2026 $ / shares	Jan. 27, 2026 $ / shares	Jun. 30, 2025 USD ($)	Feb. 14, 2024 $ / shares	Jan. 31, 2024 $ / shares	Oct. 10, 2022 USD ($)	Dec. 31, 2021 $ / shares
Common stock, value, issued
Principal amount																										$ 4,500,000
Aggregate principal amount																										4,500,000
Repayments of Convertible Debt																																$ 647,000	$ 1,877,000	$ 4,514,664	$ 750,000
Common Stock, Par or Stated Value Per Share | $ / shares																															$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Gain (loss) on extinguishment of liability																																$ (6,000)	$ (1,770,000)	$ 2,402,732	$ 1,071,563
2024 CPBF Convertible Note [Member]
Principal amount																		$ 10,758,775
Interest rate																		15.50%
Maturity date																		Feb. 19, 2027
Debt instrument conversion price per share | $ / shares																		$ 778.00
Gain (loss) on extinguishment of liability																					$ 6,529,402
Debt instrument, increase in interest rate of an event of default																		20.00%
Exit fee, percentage																		1.00%
Subordinated Secured Promissory Note [Member]
Outstanding fees															$ 120,000					$ 12,500
Principal amount															$ 2,400,000					$ 262,500
Interest rate															44.00%					44.00%
Maturity date															Jul. 10, 2025					Mar. 03, 2025
Proceeds from debt															$ 1,782,438					$ 250,000
Default interest rate																															5.00%			5.00%
July Agile Note [Member]
Early prepayment of remaining outstanding balances															319,500
September Agile Note [Member]
Early prepayment of remaining outstanding balances															178,063
December Agile Note [Member]
Gain (loss) on extinguishment of liability															$ 1,071,563
Agile Notes [Member]
Interest expense																																		$ 2,727,280	$ 100,095
September 1800 Diagonal Note [Member]
Principal amount						$ 151,800											$ 124,200
Interest rate						14.00%											12.00%
Maturity date						Jun. 15, 2026											Jul. 30, 2025
Proceeds from debt						$ 125,000											$ 100,000
Original issue discount						19,800											16,200
Debt instrument unamortized debt issuance costs incurred during the period						$ 7,000											8,000
December 1800 Diagonal Note [Member]
Principal amount		$ 94,000														$ 124,200
Interest rate		14.00%														12.00%
Maturity date		Aug. 30, 2026														Oct. 15, 2025
Proceeds from debt		$ 75,000														$ 100,000
Original issue discount		12,000														16,200
Debt instrument unamortized debt issuance costs incurred during the period		7,000														$ 8,000
February 1800 Diagonal Note [Member]
Principal amount												$ 124,200
Interest rate												12.00%
Maturity date												Dec. 15, 2025
Proceeds from debt												$ 100,000
Original issue discount												16,200
Debt instrument unamortized debt issuance costs incurred during the period												8,000
April 1800 Diagonal Note [Member]
Principal amount											$ 230,000
Interest rate											12.00%
Maturity date											Feb. 15, 2026
Conversion of Stock, Amount Issued			$ 265,100
Proceeds from debt											$ 192,000
Original issue discount											30,000
Debt instrument unamortized debt issuance costs incurred during the period											$ 8,000
Boot Capital [Member]
Principal amount		$ 115,000
Interest rate		14.00%
Maturity date		Aug. 30, 2026
Debt instrument, convertible, terms of conversion feature																																The Boot Capital Note becomes convertible at the Lender’s option upon an event of default, at a conversion price equal to the quotient resulting from dividing the Conversion Amount, measured as the sum of (1) the principal amount of the note being converted in such conversion, plus (2) at the Lender’s option, accrued and unpaid interest, if any, on such principal amount at the interest rates to the respective note being converted through the conversion date, plus (3) at the Lender’s option, the default interest, divided by the “Conversion Price” then in effect on the date specified in the notice of conversion (the conversion date). The Conversion Price will be measured as seventy-five percent (75%) multiplied by the market price, which means the lowest trading price for the Company’s Common Stock during the ten (10) trading day period ending on the latest complete trading day prior to the conversion date.		The Boot Capital Note becomes convertible at the Lender’s option upon an event of default, at a conversion price equal to the quotient resulting from dividing the Conversion Amount, measured as the sum of (1) the principal amount of the note being converted in such conversion, plus (2) at the Lender’s option, accrued and unpaid interest, if any, on such principal amount at the interest rates to the respective note being converted through the conversion date, plus (3) at the Lender’s option, the default interest, divided by the “Conversion Price” then in effect on the date specified in the notice of conversion (the conversion date). The Conversion Price will be measured as seventy-five percent (75%) multiplied by the market price, which means the lowest trading price for the Company’s Common Stock during the ten (10) trading day period ending on the latest complete trading day prior to the conversion date.
Thresold trading days | Tradingday																																10
Proceeds from debt		$ 100,000
Original issue discount		$ 15,000
CPBF Lending LLC [Member]
Debt Instrument, covenant compliance description																																For all respective periods presented, the Company was not in compliance with the Minimum Gross Profit Margin covenant in section 7.14.1 of the Loan Agreement, the Minimum ARR Growth covenant in section 7.14.2 of the Loan Agreement, and the Fixed Charge Coverage Ratio covenant in section 7.14.3 of the Loan Agreement. As a result of the Company’s noncompliance with the financial covenants, the entire principal amount and all unpaid and accrued interest will be classified as current on the Company’s consolidated balance sheets			For all respective periods presented, the Company was not in compliance with the Minimum Gross Profit Margin covenant in section 7.14.1 of the Loan Agreement, the Minimum ARR Growth covenant in section 7.14.2 of the Loan Agreement, and the Fixed Charge Coverage Ratio covenant in section 7.14.3 of the Loan Agreement. As a result of the Company’s noncompliance with the financial covenants, the entire principal amount and all unpaid and accrued interest will be classified as current on the Company’s consolidated balance sheets.
Conversion of Stock, Amount Issued																												$ 216,284			$ 165,461
Debt Conversion, Original Debt, Amount																		$ 2,000,000
Exercise price description																		The CP BF Warrant can be exercised at an initial exercise price of $
Proceeds from issuance of private placement																	4,600,000
CPBF Lending LLC [Member] | Term Note [Member]
Interest rate																																										14.00%
Paid in kind interest																																										1.50%
Debt instrument, interest rate																																			16.00%
CPBF Lending LLC [Member] | Convertible Debt [Member]
Debt instrument conversion price per share | $ / shares																																$ 50.00										$ 1,336.40
Paid in kind interest																																										15.50%
CPBF Lending LLC [Member] | First Amendment Convertible Note [Member]
Principal amount																																									$ 321,345
CPBF Lending LLC [Member] | Medium-Term Note [Member]
Debt instrument, interest rate																																			16.00%
CPBF Lending LLC [Member] | 2024 CPBF Convertible Note [Member]
Principal amount																															$ 2,840,677			$ 2,840,677
Proceeds from issuance of debt																	$ 3,000,000
Debt instrument, interest rate																															15.40%			15.40%
Percentage of capital stock issued																	20.00%
Lending [Member] | 2024 CPBF Convertible Note [Member]
Interest expense																																		$ 1,177,033	$ 368,525
Yorkville Promissory Notes [Member]
Redemption Premium													$ 140,000
Debt Instrument, Annual Principal Payment													3,640,000
Debt Instrument, Issued, Principal													$ 3,500,000
September 2025 Yorkville Note [Member]
Principal amount					$ 2,000,000
Repayments of long-term debt					$ 1,000,000
Debt instrument, interest rate, stated percentage					18.00%
Proceeds from issuance of debt					$ 890,000
Interest rate					50.00%
Debt instrument, interest rate, original issue percentage					10.00%
Debt instrument payment rate percentage					50.00%
Maturity date					Mar. 16, 2026
Repayments of Convertible Debt					$ 500,000
Convertible promissory note, payment premium percentage					4.00%
Investment Interest Rate					6.00%
Common Stock, Par or Stated Value Per Share | $ / shares					$ 0.0001
Debt instrument conversion price per share | $ / shares					$ 50.00
Minimum redemption notice period					10 days
Loan agreement with cpbf Lending Llc [Member] | Term Note [Member]
Interest expense																																			851,000
Interest expense debt																																			773,000
Interest expense debt																																			$ 79,000
Loan agreement with cpbf Lending Llc [Member] | Convertible Debt [Member]
Debt instrument, interest rate																																			16.00%
Interest expense																																			$ 350,430
Interest expense debt																																			325,818
Interest expense debt																																			24,612
Loan agreement with cpbf Lending Llc [Member] | Medium-Term Note [Member]
Interest expense																																			851,175
Interest expense debt																																			772,550
Interest expense debt																																			$ 78,625
March Agile Note [Member] | Subordinated Secured Promissory Note [Member]
Principal amount																																	4,000,000
Repayment of debt																																	$ 1,755,895
Interest rate																																	44.00%					44.00%
Maturity date																																	Nov. 12, 2025
Gain (loss) on extinguishment of liability	$ 632,837													$ (633,000)
Proceeds from debt																																	$ 2,044,105
June Agile Note [Member] | Subordinated Secured Promissory Note [Member]
Outstanding fees										$ 12,500																												$ 200,000
Principal amount										$ 262,500
Interest rate										48.00%
Maturity date										Dec. 15, 2025
Gain (loss) on extinguishment of liability																																	1,769,895
Proceeds from debt										$ 250,000
Standby Equity Purchase Agreement [Member] | Yorkville Advisors Global, LP [Member] | Yorkville Convertible Notes [Member]
Debt instrument, interest rate, stated percentage																											18.00%
Interest rate																											0.00%
Maturity date																											Jan. 17, 2025
Standby Equity Purchase Agreement [Member] | Yorkville Advisors Global, LP [Member] | Yorkville Promissory Notes [Member]
Repayments of Convertible Debt																											$ 1,000,000
Common Stock [Member]
Stock Issued During Period, Shares, New Issues | shares																																			950
Common Stock [Member] | CPBF Lending LLC [Member]
Debt Conversion, Converted Instrument, Shares Issued | shares																		1,305
Warrant [Member] | CPBF Lending LLC [Member]
Debt Conversion, Converted Instrument, Shares Issued | shares																		2,828
Prefunded Warrants [Member] | CPBF Lending LLC [Member]
Debt Conversion, Converted Instrument, Shares Issued | shares																		1,524
Common Class A [Member] | September 1800 Diagonal Note [Member]
Debt Instrument, Fair Value Disclosure								$ 17,000
Conversion of Stock, Shares Converted | shares								352
Conversion of Stock, Amount Issued								$ 17,388
Common Class A [Member] | December 1800 Diagonal Note [Member]
Debt Instrument, Fair Value Disclosure									$ 58,000
Conversion of Stock, Shares Converted | shares									999
Conversion of Stock, Amount Issued									$ 52,164
Common Class A [Member] | February 1800 Diagonal Note [Member]
Debt Instrument, Fair Value Disclosure							$ 80,700
Conversion of Stock, Shares Converted | shares							1,639
Conversion of Stock, Amount Issued							$ 69,552					$ 70,000
Common Class A [Member] | April 1800 Diagonal Note [Member]
Stock Issued During Period, Shares, New Issues | shares			7,015
Common Class A [Member] | CPBF Lending LLC [Member]
Percentage of owned, related party																					16.00%														16.00%
Stock Issued During Period, Shares, New Issues | shares																					350							278			3,135
Stock Issued During Period, Shares, Other | shares																												5,560
Shares Issued, Price Per Share | $ / shares																												$ 778.00
Common Class A [Member] | March Agile Note [Member]
Debt instrument conversion price per share | $ / shares																																				$ 23.04	$ 21.40
Common Class B [Member] | CPBF Lending LLC [Member]
Stock Issued During Period, Shares, New Issues | shares																		11,556
Amended Debt Repayment Agreement [Member]
Principal amount																								$ 750,000
Repayment of debt																								75,000
Aggregate principal amount																							$ 750,000	750,000
Proceeds from issuance of debt																								75,000
Debt Instrument, Unamortized Premium																								110,040
Redemption Premium																								75,000
Debt Instrument, Fair Value Disclosure																								115,800
Repayments of Convertible Debt																								750,000
Amended Debt Repayment Agreement [Member] | Common Class A [Member]
Principal amount																							110,000
Proceeds from issuance of debt																							75,000
Redemption Premium																							75,000	$ 75,000
Debt Instrument, Fair Value Disclosure																							$ 116,000
Floor Price Reduction Agreement [Member]
Repayment of debt																			$ 700,000
Interest rate																			0.00%
Yorkville Standby Equity Purchase Agreement [Member]
Principal amount																									$ 1,500,000	1,000,000
Proceeds from issuance of debt																									$ 1,250,000	900,000
Maximum floor price | $ / shares																											$ 20,000.00													$ 400.00
Floor price | $ / shares																																							$ 58.80	$ 58.80
Yorkville Standby Equity Purchase Agreement [Member] | March Yorkville Promissory Note [Member]
Principal amount																																			$ 750
Yorkville Standby Equity Purchase Agreement [Member] | Yorkville Promissory Notes [Member]
Principal amount																																			$ 1,000,000.0
Yorkville Standby Equity Purchase Agreement [Member] | Common Class A [Member]
Common Stock, Par or Stated Value Per Share | $ / shares																											0.0001
Gain (loss) on extinguishment of liability																																$ 14,000
Shares Issued, Price Per Share | $ / shares																											5,000
Yorkville Standby Equity Purchase Agreement [Member] | Common Class A [Member] | March Yorkville Promissory Note [Member]
Conversion of Stock, Shares Converted | shares																																			750
Yorkville Standby Equity Purchase Agreement [Member] | Common Class B [Member]
Common Stock, Par or Stated Value Per Share | $ / shares																											$ 0.0001
Side Letter to the Loan Agreement [Member] | CPBF Lending LLC [Member] | 2024 CPBF Convertible Note [Member]
Debt instrument, convertible, terms of conversion feature																													On September 5, 2024, the Company entered into a side letter to the loan agreement with CP BF whereby the Company agreed to consolidate the Term Note, CP BF Convertible Note and First Amendment Convertible Note (combined the “Old CP BF Notes”) into a single convertible note (the “2024 CP BF Convertible Note”).
CP BF Letter Agreement [Member]
Debt instrument, periodic payment				$ 2,000,000
Minimum redemption notice period				60 days
Debt instrument, convertible, terms of conversion feature				The CP BF Letter Agreement amended the Conversion Price, as defined, to ninety-five percent (95%) of the price of the Class A Common Stock on the trading day immediately preceding delivery of any Conversion Notice, subject to a floor price of $50.00. The CP BF Letter Agreement included an amendment that CP BF shall take commercially reasonable actions to partially convert the balance outstanding under the Note as of the CP BF Letter Agreement date (the “Balance”) into shares of the Company’s Class A Common Stock at the new conversion price. The CP BF Letter Agreement limits the amount of shares that CP BF can sell or convert to five percent (5%) of the aggregate daily trading volume however the Company has the right waive or increase such limitation at its discretion. The CP BF Letter Agreement also stipulates that between the time that the Company pays down at least $2,000,000 against the Balance until the earlier of (a) 60 days following the date of the CP BF Letter Agreement and (b) receipt of $10,000,000 in gross proceeds from the sale of Company securities, the Company will no longer be required to prepay a certain percentage of other proceeds received from securities offerings to CP BF, as stipulated in the Loan Agreement.																												The CP BF Letter Agreement amended the Conversion Price, as defined, to ninety-five percent (95%) of the price of the Class A Common Stock on the trading day immediately preceding delivery of any Conversion Notice, subject to a floor price of $50.00. The CP BF Letter Agreement
Net proceeds from issuance of shares				$ 10,000,000
Percentage of converted shares register in SEC				100.00%
Thresold trading days | Tradingday				60
CP BF Letter Agreement [Member] | Common Class A [Member]
Floor price | $ / shares				$ 0.00
Percentage of conversion price				120.00%
Percentage of aggregate daily trading volume limit to sell or convert amount of shares				5.00%
Subordinated Business Loan and Security Agreement [Member]
Principal amount																						$ 787,500
Debt instrument, interest rate																						42.00%
Proceeds from debt																						$ 750,000
Agent fees																						$ 37,500
Gem Agreement [Member]
Cash agreed to pay																										1,200,000
Principal amount																										1,000,000.0
Debt instrument, periodic payment																										$ 100,000
Repayments of long-term debt																														$ 1,200,000
Shares issuable under the terms of promissory note | shares																										10,000
Gem Agreement [Member] | Common Class A [Member]
Convertible debenture																															$ 215,057		$ 215	$ 215,057
Shares issuable under the terms of promissory note | shares																										10,000									950
Gem Agreement [Member] | Gem Term Sheet [Member]
Convertible debenture																											$ 2,000,000.0
Convertible debenture maturity period																											5 years
Coupon rate																											0.00%
Outstanding fees																											$ 2,000,000.0
Gem Agreement [Member] | Gem Term Sheet [Member] | Common Class A [Member] | Gem Warrant [Member]
Percentage of right to convert warrant to common shares																											3.00%
Maximum [Member] | Common Class A [Member] | April 1800 Diagonal Note [Member]
Shares Issued, Price Per Share | $ / shares			$ 41.20
Maximum [Member] | Common Class A [Member] | CPBF Lending LLC [Member]
Shares Issued, Price Per Share | $ / shares																															$ 55.00			$ 55.00
Maximum [Member] | Gem Agreement [Member] | Share Purchase Agreement [Member]
Common stock, value, issued																											$ 100,000,000
Minimum [Member] | Common Class A [Member] | April 1800 Diagonal Note [Member]
Shares Issued, Price Per Share | $ / shares			$ 33.80
Minimum [Member] | Common Class A [Member] | CPBF Lending LLC [Member]
Shares Issued, Price Per Share | $ / shares																															$ 54.20			$ 54.20
Conversion of Stock, Amount Issued																															$ 165,000
Minimum [Member] | CP BF Letter Agreement [Member]
Debt instrument, periodic payment				$ 2,000,000
Minimum [Member] | CP BF Letter Agreement [Member] | Common Class A [Member]
Percentage of conversion price				95.00%